SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is February 1, 2017.

MFS® Strategic Income Portfolio
Initial Class & Service Class Shares

 Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Joshua Marston	2015	Investment Officer of MFS
William Adams	2011	Chief Investment Officer- Global Fixed Income of MFS
Ward Brown	2013	Investment Officer of MFS
Philipp Burgener	February 2017	Investment Officer of MFS
David Cole	2011	Investment Officer of MFS
Alexander Mackey	February 2017	Investment Officer of MFS
Robert Persons	2005	Investment Officer of MFS
Matt Ryan	2005	Investment Officer of MFS
Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI.

Portfolio Manager	Primary Role	Five Year History
Joshua Marston	Lead Portfolio Manager	Employed in the investment area of MFS since 1999
William Adams	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2005
Philipp Burgener	Structured Securities Portfolio Manager	Employed in the investment area of MFS since 2003
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2001
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1997
1027852                                                                                                                                                                                                                                 SIS-SUP-I-020117